Segment, Geographic and Other Revenue Information - Revenues By Products (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 58,986		$ 65,259	[1],[2]	$ 65,165
Biopharmaceutical [Member]
Revenue from External Customer [Line Items]
Revenues	51,214		57,747	[2]	58,523
Biopharmaceutical [Member] | Lyrica [Member]
Revenue from External Customer [Line Items]
Revenues	4,158		3,693	[2]	3,063
Biopharmaceutical [Member] | Lipitor [Member]
Revenue from External Customer [Line Items]
Revenues	3,948	[3]	9,577	[2],[3]	10,733	[3]
Biopharmaceutical [Member] | Enbrel (Outside the U.S. and Canada) [Member]
Revenue from External Customer [Line Items]
Revenues	3,737		3,666	[2]	3,274
Biopharmaceutical [Member] | Prevnar 13/ Prevenar 13 [Member]
Revenue from External Customer [Line Items]
Revenues	3,718		3,657	[2]	2,416
Biopharmaceutical [Member] | Celebrex [Member]
Revenue from External Customer [Line Items]
Revenues	2,719		2,523	[2]	2,374
Biopharmaceutical [Member] | Viagra [Member]
Revenue from External Customer [Line Items]
Revenues	2,051		1,981	[2]	1,928
Biopharmaceutical [Member] | Norvasc [Member]
Revenue from External Customer [Line Items]
Revenues	1,349		1,445	[2]	1,506
Biopharmaceutical [Member] | Zyvox [Member]
Revenue from External Customer [Line Items]
Revenues	1,345		1,283	[2]	1,176
Biopharmaceutical [Member] | Sutent [Member]
Revenue from External Customer [Line Items]
Revenues	1,236		1,187	[2]	1,066
Biopharmaceutical [Member] | Premarin Family [Member]
Revenue from External Customer [Line Items]
Revenues	1,073		1,013	[2]	1,040
Biopharmaceutical [Member] | Genotropin [Member]
Revenue from External Customer [Line Items]
Revenues	832		889	[2]	885
Biopharmaceutical [Member] | Xalatan / Xalacom [Member]
Revenue from External Customer [Line Items]
Revenues	806		1,250	[2]	1,749
Biopharmaceutical [Member] | BeneFIX [Member]
Revenue from External Customer [Line Items]
Revenues	775		693	[2]	643
Biopharmaceutical [Member] | Detrol / Detrol LA [Member]
Revenue from External Customer [Line Items]
Revenues	761		883	[2]	1,013
Biopharmaceutical [Member] | Vfend [Member]
Revenue from External Customer [Line Items]
Revenues	754		747	[2]	825
Biopharmaceutical [Member] | Chantix / Champix [Member]
Revenue from External Customer [Line Items]
Revenues	670		720	[2]	755
Biopharmaceutical [Member] | Pristiq [Member]
Revenue from External Customer [Line Items]
Revenues	630		577	[2]	466
Biopharmaceutical [Member] | ReFacto AF/ Xyntha [Member]
Revenue from External Customer [Line Items]
Revenues	584		506	[2]	404
Biopharmaceutical [Member] | Zoloft [Member]
Revenue from External Customer [Line Items]
Revenues	541		573	[2]	532
Biopharmaceutical [Member] | Revatio [Member]
Revenue from External Customer [Line Items]
Revenues	534		535	[2]	481
Biopharmaceutical [Member] | Medrol [Member]
Revenue from External Customer [Line Items]
Revenues	523		510	[2]	455
Biopharmaceutical [Member] | Zosyn / Tazocin [Member]
Revenue from External Customer [Line Items]
Revenues	484		636	[2]	952
Biopharmaceutical [Member] | Zithromax / Zmax [Member]
Revenue from External Customer [Line Items]
Revenues	435		453	[2]	415
Biopharmaceutical [Member] | Effexor [Member]
Revenue from External Customer [Line Items]
Revenues	425		678	[2]	1,718
Biopharmaceutical [Member] | Prevnar / Prevenar (7-valent) [Member]
Revenue from External Customer [Line Items]
Revenues	399		488	[2]	1,253
Biopharmaceutical [Member] | Fragmin [Member]
Revenue from External Customer [Line Items]
Revenues	381		382	[2]	341
Biopharmaceutical [Member] | Relpax [Member]
Revenue from External Customer [Line Items]
Revenues	368		341	[2]	323
Biopharmaceutical [Member] | Rapamune [Member]
Revenue from External Customer [Line Items]
Revenues	346				388
Biopharmaceutical [Member] | Cardura [Member]
Revenue from External Customer [Line Items]
Revenues	338		380	[2]	413
Biopharmaceutical [Member] | Tygacil [Member]
Revenue from External Customer [Line Items]
Revenues	335		298	[2]	324
Biopharmaceutical [Member] | Aricept [Member]
Revenue from External Customer [Line Items]
Revenues	326	[4]	450	[2],[4]	454	[4]
Biopharmaceutical [Member] | Xanax XR [Member]
Revenue from External Customer [Line Items]
Revenues	274		306	[2]	307
Biopharmaceutical [Member] | BMP2 [Member]
Revenue from External Customer [Line Items]
Revenues	263		340	[2]	400
Biopharmaceutical [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues	262				213
Biopharmaceutical [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues	259				278
Biopharmaceutical [Member] | Caduet [Member]
Revenue from External Customer [Line Items]
Revenues	258		538	[2]	527
Biopharmaceutical [Member] | Neurontin [Member]
Revenue from External Customer [Line Items]
Revenues	235		289	[2]	322
Biopharmaceutical [Member] | Dalacin / Cleocin [Member]
Revenue from External Customer [Line Items]
Revenues	232		192	[2]	214
Biopharmaceutical [Member] | Unasyn [Member]
Revenue from External Customer [Line Items]
Revenues	228		231	[2]	244
Biopharmaceutical [Member] | Metaxalone/Skelaxin [Member]
Revenue from External Customer [Line Items]
Revenues	223	[5]	203	[2],[5]	0	[5]
Biopharmaceutical [Member] | Inspra [Member]
Revenue from External Customer [Line Items]
Revenues	214		195	[2]	157
Biopharmaceutical [Member] | Toviaz [Member]
Revenue from External Customer [Line Items]
Revenues	207		187	[2]	137
Biopharmaceutical [Member] | Somavert [Member]
Revenue from External Customer [Line Items]
Revenues	197		183	[2]	157
Biopharmaceutical [Member] | Alliance revenues [Member]
Revenue from External Customer [Line Items]
Revenues	3,492	[6]	3,630	[2],[6]	4,084	[6]
Biopharmaceutical [Member] | All Other Biopharmaceutical Products [Member]
Revenue from External Customer [Line Items]
Revenues	8,289	[7]	8,584	[2],[7]	8,118	[7]
Diflucan [Member] | Diflucan [Member]
Revenue from External Customer [Line Items]
Revenues			265	[2]
Sulperazon [Member] | Sulperazon [Member]
Revenue from External Customer [Line Items]
Revenues			218	[2]
Rapamune [Member] | Rapamune [Member]
Revenue from External Customer [Line Items]
Revenues			372	[2]
Other products [Member] | Animal Health [Member]
Revenue from External Customer [Line Items]
Revenues	4,299		4,184	[2]	3,575
Other products [Member] | Consumer Healthcare [Member]
Revenue from External Customer [Line Items]
Revenues	3,212		3,028	[2]	2,748
Other products [Member] | Other [Member]
Revenue from External Customer [Line Items]
Revenues	$ 261	[8]	$ 300	[2],[8]	$ 319	[8]

[1]	) For 2011, includes King commencing on the acquisition date of January 31, 2011.
[2]	) For 2011, includes King commencing on the acquisition date of January 31, 2011
[3]	) Lipitor lost exclusivity in the U.S. in November 2011 and various other major markets in 2011 and 2012. This loss of exclusivity reduced branded worldwide revenues by $5.6 billion in 2012, in comparison with 2011, and reduced branded worldwide revenues by $1.2 billion in 2011, in comparison with 2010.
[4]	Represents direct sales under license agreement with Eisai Co., Ltd.
[5]	Legacy King product.
[6]	Includes Enbrel (in the U.S. and Canada), Spiriva, Rebif, Aricept and Exforge.
[7]	Includes sales of generic atorvastatin.
[8]	Includes revenues generated primarily from Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales organization.